UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: May 31, 2021

*

This Form N-CSR pertains only to the following series of the Registrant: MFS Global Opportunistic Bond Fund. Each remaining series of the Registrant has a fiscal year end other than November 30th. Effective April 30, 2021, MFS Global Bond Fund was renamed MFS Global Opportunistic Bond Fund.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
May 31, 2021
MFS®  Global Opportunistic
Bond Fund
(formerly MFS® Global Bond Fund)
GLB-SEM

MFS® Global Opportunistic
Bond Fund
(formerly MFS® Global Bond Fund)

Contact information	back cover
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CEO
Dear Shareholders:
Markets have experienced dramatic swings since the coronavirus pandemic brought the global economy to a standstill for several months early in 2020. While the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
July 16, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Emerging Markets Bonds	24.1%
High Yield Corporates	19.4%
Investment Grade Corporates	19.1%
Non-U.S. Government Bonds	14.2%
U.S. Treasury Securities	4.2%
Commercial Mortgage-Backed Securities	3.1%
Mortgage-Backed Securities	2.4%
Collateralized Debt Obligations	1.9%
Municipal Bonds	0.5%
Asset-Backed Securities	0.2%
U.S. Government Agencies (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	4.2%
AA	5.0%
A	12.7%
BBB	30.3%
BB	22.8%
B	8.5%
CCC	0.6%
U.S. Government	6.2%
Federal Agencies	2.4%
Not Rated	(3.6)%
Cash & Cash Equivalents	2.4%
Other	8.5%
Portfolio facts (i)
Average Duration (d)	7.0
Average Effective Maturity (m)	10.2 yrs.
Issuer country weightings (i)(x)
United States	45.8%
Italy	8.1%
Japan	5.7%
United Kingdom	5.2%
China	4.9%
Greece	3.3%
Spain	2.3%
Mexico	2.3%
Germany	(4.3)%
Other Countries	26.7%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency

Portfolio Composition - continued
mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions.
Percentages are based on net assets as of May 31, 2021.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
December 1, 2020 through May 31, 2021
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2020 through May 31, 2021.
The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to Financial Statements.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/20	Ending Account Value 5/31/21	Expenses Paid During Period (p) 12/01/20-5/31/21
A	Actual	1.02%	$1,000.00	$986.18	$5.05
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
B	Actual	1.77%	$1,000.00	$982.28	$8.75
	Hypothetical (h)	1.77%	$1,000.00	$1,016.11	$8.90
C	Actual	1.77%	$1,000.00	$982.28	$8.75
	Hypothetical (h)	1.77%	$1,000.00	$1,016.11	$8.90
I	Actual	0.77%	$1,000.00	$987.34	$3.82
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
R1	Actual	1.77%	$1,000.00	$982.28	$8.75
	Hypothetical (h)	1.77%	$1,000.00	$1,016.11	$8.90
R2	Actual	1.27%	$1,000.00	$984.79	$6.28
	Hypothetical (h)	1.27%	$1,000.00	$1,018.60	$6.39
R3	Actual	1.02%	$1,000.00	$986.05	$5.05
	Hypothetical (h)	1.02%	$1,000.00	$1,019.85	$5.14
R4	Actual	0.77%	$1,000.00	$988.35	$3.82
	Hypothetical (h)	0.77%	$1,000.00	$1,021.09	$3.88
R6	Actual	0.69%	$1,000.00	$988.74	$3.42
	Hypothetical (h)	0.69%	$1,000.00	$1,021.49	$3.48
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
Notes to Expense Table
Changes to the fund’s fee arrangements occurred during the six month period and will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.94%, $4.65, and $4.73 for Class A, 1.69%, $8.35, and $8.50 for Class B, 1.69%, $8.35, and $8.50 for Class C, 0.69%, $3.42, and $3.48 for Class I, 1.69%, $8.35, and $8.50 for Class R1, 1.19%, $5.89, and $5.99 for Class R2, 0.94%, $4.65, and $4.73 for Class R3, 0.69%, $3.42, and $3.48 for Class R4, 0.61%, $3.02, and $3.07 for Class R6, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Portfolio of Investments
5/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.3%
Aerospace & Defense – 0.7%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		$559,000	$ 613,534
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		570,000	623,271
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	1,465,000	2,258,446
TransDigm, Inc., 6.25%, 3/15/2026 (n)		$499,000	525,986
TransDigm, Inc., 6.375%, 6/15/2026		2,200,000	2,277,110
			$6,298,347
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	685,000	$ 839,428
Asset-Backed & Securitized – 5.2%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.7% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)		$855,495	$ 855,584
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		450,000	450,844
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.101% (LIBOR - 1mo. + 2%), 12/15/2035 (n)		204,000	204,000
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, 1.8%, 5/15/2036 (n)(w)		418,000	418,005
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, 2.05%, 5/15/2036 (n)(w)		1,359,500	1,359,518
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.201% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)		900,000	892,164
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.629%, 4/15/2053 (i)		1,444,791	153,105
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.646%, 2/15/2054 (i)		15,294,342	1,923,166
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.793%, 7/15/2053 (i)		12,958,606	1,477,172
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.156%, 3/15/2054 (i)		6,419,774	557,377
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054		2,120,000	2,196,673
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)		19,834,554	1,377,032
BSPRT Issuer Ltd., 2021-FL6, “AS”, FLR, 1.401% (LIBOR - 1mo. + 1.3%), 3/15/2036 (n)		1,136,500	1,135,790
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		579,878	592,031

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	$596,914	$ 599,298
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.401% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,100,000	1,100,004
BXMT Ltd., 2021-FL4, “B”, FLR, 1.65% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	2,995,500	2,995,510
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	494,253	511,145
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	404,637	412,582
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061	2,924,308	3,269,700
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	486,818	475,463
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	2,230,142	2,202,015
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.894%, 4/15/2054 (i)	7,831,864	475,040
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.442% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	708,287	708,281
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.701% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	2,483,500	2,484,275
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.89% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	2,560,000	2,537,515
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.201% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	1,143,556	1,144,628
LoanCore Ltd., 2021-CRE5, “AS”, 1.851%, 7/15/2036 (n)(w)	3,300,000	3,300,000
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.1% (LIBOR - 1mo. + 2%), 7/15/2036 (n)(w)	1,395,500	1,395,500
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.222% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)	388,704	388,703
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.95% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)	714,500	724,771
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.551% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	2,542,500	2,540,119
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.8% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	645,000	644,396
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	5,734,937	564,953
PFP III Ltd., 2021-7, “AS”, FLR, 1.248% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	872,000	869,821
PFP III Ltd., 2021-7, “B”, FLR, 1.498% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	685,000	683,288

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III Ltd., 2021-7, “C”, FLR, 1.748% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)		$468,500	$ 467,329
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.209% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)		238,000	238,372
Starwood Property Trust, Inc., REIT, FLR, 1.909% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		1,223,000	1,224,910
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.301% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		762,000	761,524
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.5% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		800,000	799,500
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		968,000	962,270
Wells Fargo Commercial Mortgage Trust, 2021-C59, “XA”, 1.689%, 4/15/2054 (i)		9,459,547	1,113,228
			$49,186,601
Automotive – 1.8%
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$1,058,000	$ 1,068,496
Dana, Inc., 4.25%, 9/01/2030		2,570,000	2,651,212
Ferrari N.V., 1.5%, 5/27/2025	EUR	1,037,000	1,315,801
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$1,680,000	2,155,103
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)		2,555,000	2,685,228
Lear Corp., 4.25%, 5/15/2029		965,000	1,080,530
TI Automotive Finance PLC, 3.75%, 4/15/2029 (n)	EUR	2,590,000	3,190,935
Volkswagen International Finance N.V., 0.875%, 9/22/2028		300,000	377,749
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		1,100,000	1,448,326
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2166		1,110,000	1,477,354
			$17,450,734
Broadcasting – 0.9%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)		$2,085,000	$ 2,210,100
Discovery, Inc., 4.125%, 5/15/2029		648,000	714,717
Prosus N.V., 1.539%, 8/03/2028	EUR	880,000	1,114,680
Prosus N.V., 4.027%, 8/03/2050		$900,000	856,965
WMG Acquisition Corp., 2.75%, 7/15/2028	EUR	3,200,000	3,990,834
			$8,887,296

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 1.1%
Intercontinental Exchange, Inc., 1.85%, 9/15/2032		$1,748,000	$ 1,628,189
Intercontinental Exchange, Inc., 3%, 9/15/2060		708,000	648,332
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	330,352
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	896,017
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)		2,750,000	2,865,617
LPL Holdings, Inc., 4%, 3/15/2029 (n)		1,090,000	1,083,188
LSEG Netherlands B.V., 0.25%, 4/06/2028	EUR	720,000	874,721
Vivion Investments S.à r.l., 3%, 8/08/2024		2,100,000	2,536,419
			$10,862,835
Building – 1.2%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)		$2,235,000	$ 2,283,499
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	1,390,000	1,679,024
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		$1,855,000	1,910,650
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	2,600,000	3,133,656
Vantage Towers AG, 0.75%, 3/31/2030		800,000	965,856
Vulcan Materials Co., 3.5%, 6/01/2030		$1,618,000	1,769,144
			$11,741,829
Business Services – 0.9%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	545,000	$ 654,190
Euronet Worldwide, Inc., 1.375%, 5/22/2026		980,000	1,212,174
Fiserv, Inc., 4.4%, 7/01/2049		$669,000	772,685
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		2,849,000	3,067,435
Switch, Ltd., 3.75%, 9/15/2028 (n)		2,460,000	2,442,067
			$8,148,551
Cable TV – 1.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		$3,715,000	$ 3,785,696
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		532,000	583,882
Cox Communications, Inc., 3.85%, 2/01/2025 (n)		463,000	506,703
Eutelsat S.A., 2.25%, 7/13/2027	EUR	900,000	1,202,660
Eutelsat S.A., 1.5%, 10/13/2028		600,000	761,635
Sirius XM Holdings, Inc., 5.5%, 7/01/2029 (n)		$3,475,000	3,761,687
Telenet Finance Luxembourg Notes S.à r.l., 3.5%, 3/01/2028	EUR	2,800,000	3,552,448
VTR Comunicaciones S.p.A., 5.125%, 1/15/2028		$1,000,000	1,035,000
Ziggo B.V., 4.25%, 1/15/2027	EUR	1,840,000	2,334,421
			$17,524,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
LYB International Finance III, LLC, 4.2%, 5/01/2050		$585,000	$ 637,719
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		1,200,000	1,239,000
Synthos S.A., 2.5%, 6/07/2028 (n)(w)	EUR	886,000	1,080,888
			$2,957,607
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$2,780,000	$ 2,880,775
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		1,518,000	1,742,731
Microsoft Corp., 2.525%, 6/01/2050		928,000	864,030
			$5,487,536
Computer Software - Systems – 0.8%
Apple, Inc., 4.5%, 2/23/2036		$873,000	$ 1,082,174
Fair Isaac Corp., 4%, 6/15/2028 (n)		3,265,000	3,317,534
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		2,965,000	3,140,232
			$7,539,940
Conglomerates – 1.1%
Carrier Global Corp., 3.577%, 4/05/2050		$1,631,000	$ 1,657,479
Roper Technologies, Inc., 2.95%, 9/15/2029		350,000	368,063
Roper Technologies, Inc., 2%, 6/30/2030		1,089,000	1,053,258
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	1,830,000	2,284,872
TriMas Corp., 4.125%, 4/15/2029 (n)		$3,265,000	3,273,162
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,422,000	1,638,287
			$10,275,121
Construction – 0.3%
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		$2,460,000	$ 2,453,850
Consumer Products – 0.3%
International Design Group S.p.A., 6.5%, 11/15/2025	EUR	1,300,000	$ 1,663,149
JAB Holdings B.V., 2.25%, 12/19/2039		800,000	1,013,048
			$2,676,197
Consumer Services – 1.4%
AA Bond Co. Ltd., 6.5%, 1/31/2026	GBP	1,400,000	$ 2,056,307
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	360,000	441,024
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		$3,015,000	2,905,797
Match Group, Inc., 4.625%, 6/01/2028 (n)		4,320,000	4,428,000
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)		1,754,000	1,392,337
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		2,565,000	2,494,462
			$13,717,927

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – 0.8%
ARD Finance S.A., 5%,(5% cash or 5.75% PIK) 6/30/2027 (p)	EUR	1,845,000	$ 2,254,868
Ardagh Metal Packaging, 3%, 9/01/2029 (n)		1,800,000	2,197,318
Canpack S.A./Eastern PA Land Investment Holding LLC, 3.125%, 11/01/2025		$2,100,000	2,126,040
DS Smith PLC, 0.875%, 9/12/2026	EUR	530,000	660,966
			$7,239,192
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$506,000	$ 541,924
Electronics – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$289,000	$ 317,502
Broadcom, Inc., 4.15%, 11/15/2030		981,000	1,074,016
Entegris, Inc., 3.625%, 5/01/2029 (n)		2,732,000	2,738,830
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	1,000,000	1,301,822
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$2,925,000	3,250,406
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,319,000	1,361,868
			$10,044,444
Emerging Market Quasi-Sovereign – 5.2%
Aeropuerto Internacional de Tocumen S.A. (Republic of Panama), 6%, 11/18/2048		$1,783,844	$ 1,914,867
China Construction Bank Corp. (Hong Kong Branch), 1.25%, 8/04/2025		1,321,000	1,312,929
China Development Bank, 3.45%, 9/20/2029	CNY	138,850,000	21,716,084
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031		$1,700,000	1,674,517
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,200,000	1,204,920
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		1,500,000	1,586,250
Export-Import Bank of India, 3.875%, 2/01/2028		1,200,000	1,286,188
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	920,000	1,119,757
Gaz Capital S.A. (Russian Federation), 3.25%, 2/25/2030		$1,300,000	1,292,382
Indian Railway Finance Corp., 2.8%, 2/10/2031		1,500,000	1,432,035
Industrial & Commercial Bank of China Ltd., 4.875%, 9/21/2025		1,700,000	1,905,700
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		1,902,000	1,981,656
Krung Thai Bank PLC (Cayman Islands Branch), 4.4% to 3/25/2026, FLR (CMT - 5yr. + 3.53%) to 9/25/2169		1,200,000	1,208,568
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		836,000	877,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		$1,180,000	$ 1,190,467
Petroleos Mexicanos, 7.69%, 1/23/2050		2,000,000	1,920,000
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		900,000	1,071,421
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,704,000
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,523,000	1,676,993
State Oil Company of the Azerbaijan Republic, 6.95%, 3/18/2030		1,000,000	1,245,500
			$49,322,034
Emerging Market Sovereign – 13.9%
Arab Republic of Egypt, 7.053%, 1/15/2032		$1,500,000	$ 1,565,130
Arab Republic of Egypt, 8.875%, 5/29/2050		1,500,000	1,645,317
Dominican Republic, 4.875%, 9/23/2032		1,300,000	1,344,850
Dominican Republic, 5.875%, 1/30/2060		2,900,000	2,856,500
Federative Republic of Brazil, 10%, 1/01/2023	BRL	44,719,000	8,923,103
Federative Republic of Brazil, 5.625%, 2/21/2047		$1,000,000	1,073,760
Government of Oman, 7%, 1/25/2051		1,200,000	1,196,037
Government of Ukraine, 7.75%, 9/01/2026 (n)		900,000	1,002,541
Government of Ukraine, 7.75%, 9/01/2026		400,000	445,574
Government of Ukraine, 7.253%, 3/15/2033		3,000,000	3,150,000
Hellenic Republic (Republic of Greece), 1.875%, 7/23/2026 (n)	EUR	7,485,000	9,975,341
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		5,717,000	6,935,301
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035		9,195,000	12,338,652
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		1,801,000	2,242,022
Kingdom of Morocco, 2.375%, 12/15/2027		$1,050,000	1,025,724
Kingdom of Morocco, 2%, 9/30/2030	EUR	1,900,000	2,300,181
Kingdom of Morocco, 3%, 12/15/2032		$1,300,000	1,249,456
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,084,000	1,256,096
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	207,894,000	4,731,843
People's Republic of China, 3.81%, 9/14/2050	CNY	105,280,000	17,192,456
Republic of Benin, 6.875%, 1/19/2052	EUR	1,300,000	1,645,345
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		2,300,000	3,066,810
Republic of Guatemala, 6.125%, 6/01/2050		$1,300,000	1,563,250
Republic of Paraguay, 6.1%, 8/11/2044 (n)		1,760,000	2,138,400
Republic of Paraguay, 5.6%, 3/13/2048		800,000	918,000
Republic of Romania, 3.624%, 5/26/2030	EUR	1,699,000	2,385,110
Republic of Romania, 2%, 1/28/2032		1,950,000	2,382,173

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Senegal, 6.25%, 5/23/2033		$1,400,000	$ 1,480,850
Republic of Serbia, 1.65%, 3/03/2033	EUR	2,056,000	2,424,479
Republic of South Africa, 8%, 1/31/2030	ZAR	135,947,000	9,362,628
Republic of South Africa, 8.25%, 3/31/2032		58,000,000	3,830,732
Russian Federation, 4.375%, 3/21/2029		$1,200,000	1,346,700
United Mexican States, 5.75%, 3/05/2026	MXN	131,700,000	6,499,597
United Mexican States, 7.5%, 6/03/2027		192,200,000	10,201,147
United Mexican States, 3.771%, 5/24/2061		$1,046,000	957,100
			$ 132,652,205
Energy - Independent – 0.5%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$1,300,000	$ 1,345,635
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		1,300,000	1,458,923
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,835,031
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		500,000	539,715
			$5,179,304
Energy - Integrated – 0.5%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	380,000	$ 425,612
Eni S.p.A., 4%, 9/12/2023 (n)		$569,000	610,234
Eni S.p.A., 4.25%, 5/09/2029 (n)		447,000	503,060
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	1,206,000	1,533,629
Exxon Mobil Corp., 1.408%, 6/26/2039		820,000	961,474
Galp Energia SGPS S.A., 2%, 1/15/2026		500,000	642,816
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2070		300,000	382,171
			$5,058,996
Entertainment – 0.5%
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)		$2,175,000	$ 2,310,937
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)		2,050,000	2,093,604
			$4,404,541
Financial Institutions – 2.2%
Adler Group S.A., 2.25%, 1/14/2029	EUR	1,200,000	$ 1,420,903
Adler Group, Inc., 3.25%, 8/05/2025		800,000	1,017,411
Adler Group, Inc., 2.75%, 11/13/2026		500,000	620,596
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,489,000	1,582,164
Atrium Finance Issuer B.V., 2.625%, 9/05/2027	EUR	630,000	823,701

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		$1,336,000	$ 1,440,193
CTP B.V., 2.125%, 10/01/2025	EUR	1,525,000	1,969,751
CTP B.V., 0.75%, 2/18/2027		360,000	433,849
EXOR N.V., 2.25%, 4/29/2030		720,000	970,205
EXOR N.V., 0.875%, 1/19/2031		455,000	547,199
Garfunkelux Holdco 3 S.A., 7.75%, 11/01/2025	GBP	1,600,000	2,366,568
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		$3,140,000	3,140,000
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	400,000	500,591
Grand City Properties S.A., 1.5%, 12/09/2069		700,000	839,731
Logicor Financing S.à r.l., 0.875%, 1/14/2031		830,000	972,432
Muthoot Finance Ltd., 4.4%, 9/02/2023		$1,000,000	1,019,400
SBB Treasury Oyj, 0.75%, 12/14/2028	EUR	730,000	868,416
SBB Treasury Oyj, 1.125%, 11/26/2029		400,000	484,273
Tritax EuroBox PLC, 0.95%, 6/02/2026 (w)		218,000	265,026
			$21,282,409
Food & Beverages – 0.5%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	790,000	$ 1,048,409
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$412,000	470,974
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		669,000	874,505
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	877,977
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	771,140
Constellation Brands, Inc., 3.15%, 8/01/2029		821,000	869,278
			$4,912,283
Gaming & Lodging – 1.1%
GENM Capital Labuan Ltd., 3.882%, 4/19/2031 (n)		$2,096,000	$ 2,055,291
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)		2,245,000	2,250,613
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		649,000	635,095
Marriott International, Inc., 2.85%, 4/15/2031		1,632,000	1,627,330
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)		3,270,000	3,364,013
Whitbread Group PLC, 3%, 5/31/2031	GBP	310,000	446,981
			$10,379,323
Healthcare Revenue - Hospitals – 0.1%
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		$1,040,000	$ 1,108,593

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – 0.9%
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	920,000	$ 1,330,140
CPI Property Group S.A., 1.5%, 1/27/2031	EUR	550,000	650,865
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 2/26/2027		$1,800,000	1,808,568
Peach Property Finance GmbH, 4.375%, 11/15/2025	EUR	2,500,000	3,198,485
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,753,603
			$8,741,661
Insurance – 0.6%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	610,000	$ 848,771
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		750,000	1,011,898
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	839,000	1,307,655
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	600,000	761,004
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		500,000	668,294
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		682,000	868,928
			$5,466,550
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$876,000	$ 1,084,662
Insurance - Property & Casualty – 0.6%
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)		$1,885,000	$ 1,946,263
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	425,000	453,864
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		$1,075,000	1,196,113
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		512,000	537,200
Willis North America, Inc., 3.875%, 9/15/2049		1,295,000	1,411,042
			$5,544,482
International Market Quasi-Sovereign – 0.6%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039	EUR	406,000	$ 489,010
Electricite de France S.A., 2.75%, 12/29/2049 (w)		600,000	730,959
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,200,000	1,498,882
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	600,000	952,494

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
La Banque Postale S.A., 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031	EUR	600,000	$ 733,998
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		1,440,000	1,749,500
			$6,154,843
International Market Sovereign – 20.4%
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	18,294,000	$ 11,540,661
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	500,380
Government of Japan, 1.7%, 3/20/2032	JPY	339,600,000	3,625,956
Government of Japan, 2.4%, 3/20/2037		41,800,000	504,364
Government of Japan, 2.3%, 3/20/2040		3,698,950,000	45,187,392
Government of Japan, 0.6%, 9/20/2050		366,150,000	3,278,796
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	4,295,000	5,009,828
Kingdom of Spain, 1.25%, 10/31/2030 (n)		4,281,000	5,646,096
Kingdom of Spain, 1.85%, 7/30/2035		3,248,000	4,508,640
Kingdom of Spain, 1.2%, 10/31/2040 (n)		2,682,000	3,295,643
Republic of Cyprus, 0%, 2/09/2026		3,338,000	4,086,086
Republic of Cyprus, 1.25%, 1/21/2040		6,384,000	7,856,653
Republic of Iceland, 5%, 11/15/2028	ISK	965,080,000	8,729,335
Republic of Iceland, 6.5%, 1/24/2031		209,000,000	2,101,341
Republic of Italy, 0%, 4/01/2026	EUR	23,639,000	28,680,715
Republic of Italy, 1.65%, 3/01/2032		11,591,000	15,151,072
Republic of Italy, 1.45%, 3/01/2036		18,302,000	22,833,047
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	7,253,000	9,881,200
United Kingdom Treasury, 1.75%, 9/07/2037		6,220,000	9,565,998
United Kingdom Treasury, 1.75%, 1/22/2049		1,334,000	2,093,290
			$ 194,076,493
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	400,000	$ 485,800
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	$ 798,239
Province of British Columbia, 2.95%, 6/18/2050		765,000	660,645
			$1,458,884
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$854,000	$ 868,413
Kapla Holding S.A.S., 3.375%, 12/15/2026	EUR	1,680,000	2,042,472
Sarens Finance Co. N.V., 5.75%, 2/21/2027		1,111,000	1,348,397
			$4,259,282

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 3.3%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$1,133,000	$ 1,087,544
Bank of America Corp., 3.5%, 4/19/2026		3,425,000	3,798,667
Bank of America Corp., 0.694%, 3/22/2031	EUR	720,000	868,404
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$1,216,000	1,232,938
Barclays PLC, 1.125%, 3/22/2031	EUR	450,000	552,264
Barclays PLC, 1.106% to 5/12/2031, FLR (EUR Swap Rate - 1yr. + 1%) to 5/12/2032		710,000	866,609
CaixaBank S.A., 0%, 12/03/2026 (w)	GBP	200,000	284,213
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028	EUR	900,000	1,148,754
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,111,000	1,090,611
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	600,000	759,302
Credit Agricole S.A., 4% to 6/23/2028, FLR (EUR Swap Rate - 5yr. + 4.37%) to 12/23/2167		800,000	1,061,434
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	253,703
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030	EUR	600,000	737,452
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,153,000	1,185,932
HSBC Holdings PLC, 4.375%, 11/23/2026		2,272,000	2,571,049
HSBC Holdings PLC, 1.75%, 7/24/2027	GBP	615,000	880,352
JPMorgan Chase & Co., 2.95%, 10/01/2026		$3,020,000	3,262,889
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,812,000	1,837,009
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	2,122,951
Morgan Stanley, 1.593% to 5/4/2026, FLR (SOFR + 0.879%) to 5/04/2027		1,525,000	1,539,003
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		630,000	693,749
Natwest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	600,000	851,516
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	770,000	938,715
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026		681,000	858,949
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		884,000	1,140,746
			$31,624,755

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 2.2%
Alcon, Inc., 2.6%, 5/27/2030 (n)		$2,129,000	$ 2,153,436
Alcon, Inc., 3.8%, 9/23/2049 (n)		971,000	1,023,100
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)		2,865,000	2,981,921
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	555,000	659,793
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)		$2,770,000	2,759,612
DaVita, Inc., 3.75%, 2/15/2031 (n)		2,285,000	2,190,744
Encompass Health Corp., 4.625%, 4/01/2031		2,560,000	2,715,392
HCA, Inc., 5.875%, 2/15/2026		1,265,000	1,445,262
HCA, Inc., 5.875%, 2/01/2029		1,700,000	1,995,375
HCA, Inc., 5.125%, 6/15/2039		896,000	1,089,622
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,345,846
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		675,000	928,235
			$21,288,338
Medical Equipment – 0.0%
Boston Scientific Corp., 0.625%, 12/01/2027	EUR	360,000	$ 444,494
Metals & Mining – 0.5%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$451,000	$ 547,288
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)		1,200,000	1,309,500
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		788,000	785,677
Novelis Sheet Ingot GmbH, 3.375%, 4/15/2029 (n)	EUR	1,845,000	2,330,206
			$4,972,671
Midstream – 1.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$1,415,000	$ 1,496,362
Cheniere Energy, Inc., 4%, 3/01/2031 (n)		1,300,000	1,341,860
Enbridge, Inc., 5.375%, 9/27/2077	CAD	1,400,000	1,211,562
Enterprise Products Partners LP, 3.125%, 7/31/2029		$1,109,000	1,180,061
EQM Midstream Partners LP, 5.5%, 7/15/2028		3,295,000	3,517,874
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027		1,300,000	1,311,394
MPLX LP, 4.5%, 4/15/2038		1,144,000	1,267,640
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		535,000	555,250
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	883,458
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		1,093,000	1,238,965
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029		2,215,000	2,458,772
			$16,463,198

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – 2.4%
Fannie Mae, 2.77%, 3/01/2022		$324,774	$ 327,402
Fannie Mae, 5%, 8/01/2040		442,525	497,934
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		3,236,956	3,545,998
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		4,276,435	4,764,544
Fannie Mae, 3.5%, 9/01/2045 - 5/01/2049		1,236,933	1,332,288
Fannie Mae, UMBS, 2.5%, 3/01/2050 - 7/01/2050		873,715	912,639
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051		1,377,201	1,396,323
Freddie Mac, 0.204%, 9/25/2026 (i)		62,189,000	744,017
Freddie Mac, 1.368%, 3/25/2027 (i)		1,517,000	112,998
Freddie Mac, 0.291%, 2/25/2028 (i)		46,151,000	979,177
Freddie Mac, 0.105%, 4/25/2028 (i)		46,683,000	468,758
Freddie Mac, 0.11%, 5/25/2028 (i)		47,225,000	505,657
Freddie Mac, 1.799%, 4/25/2030 (i)		2,395,024	345,553
Freddie Mac, 1.868%, 4/25/2030 (i)		2,589,254	388,218
Freddie Mac, 1.662%, 5/25/2030 (i)		3,408,930	460,209
Freddie Mac, 1.796%, 5/25/2030 (i)		7,523,890	1,094,834
Freddie Mac, 1.342%, 6/25/2030 (i)		3,170,959	348,488
Freddie Mac, 1.6%, 8/25/2030 (i)		2,931,170	391,214
Freddie Mac, 1.17%, 9/25/2030 (i)		1,901,519	188,569
Freddie Mac, 1.081%, 11/25/2030 (i)		3,948,102	365,088
Freddie Mac, 0.331%, 1/25/2031 (i)		15,758,428	435,287
Freddie Mac, 0.529%, 3/25/2031		20,593,662	931,688
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		988,839	1,101,838
Freddie Mac, 5%, 7/01/2041		567,448	644,709
Freddie Mac, 4%, 4/01/2044		49,305	54,117
Freddie Mac, UMBS, 3%, 6/01/2050		131,972	140,001
			$22,477,548
Municipals – 0.4%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		$890,000	$ 1,141,641
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		742,000	828,094
State of Florida, “A”, 2.154%, 7/01/2030		1,556,000	1,568,190
			$3,537,925
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	868,000	$ 1,113,398
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,472,075
			$2,585,473

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	1,125,000	$ 1,355,208
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$824,000	980,647
			$2,335,855
Network & Telecom – 0.3%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$933,000	$ 885,251
Verizon Communications, Inc., 2.1%, 3/22/2028		802,000	812,532
Verizon Communications, Inc., 4%, 3/22/2050		802,000	876,351
			$2,574,134
Oil Services – 0.2%
Halliburton Co., 5%, 11/15/2045		$767,000	$ 896,202
MV24 Capital B.V., 6.748%, 6/01/2034		1,324,848	1,422,569
			$2,318,771
Oils – 0.1%
Neste Oyj, 1.5%, 6/07/2024	EUR	600,000	$ 759,097
Valero Energy Corp., 4.9%, 3/15/2045		$476,000	562,594
			$1,321,691
Other Banks & Diversified Financials – 1.5%
Banco Industrial S.A., 4.875%, 1/29/2031		$700,000	$ 728,000
Banque Federative du Credit Mutuel S.A., 0.625%, 11/03/2028 (w)	EUR	600,000	731,259
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	200,000	296,634
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028		300,000	422,770
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	400,000	487,538
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,218,833
Macquarie Group Ltd., 0.35%, 3/03/2028	EUR	635,000	762,632
Macquarie Group Ltd., 0.95%, 5/21/2031		1,040,000	1,258,499
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$1,307,000	1,321,887
Rabobank Nederland N.V., 3.25% to 12/29/2026, FLR (EUR Swap Rate - 5yr. + 3.7%) to 12/29/2069	EUR	600,000	753,843
Rabobank Nederland N.V., 4.625% to 12/29/2025, FLR (EUR Swap Rate - 5yr. + 4.098%) to 12/29/2168		400,000	533,839
UBS AG, 5.125%, 5/15/2024		$379,000	417,036
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		1,200,000	1,206,204
Uzbek Industrial and Construction Bank, 5.75%, 12/02/2024		1,700,000	1,795,608
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	1,200,000	1,892,986

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Virgin Money UK PLC, 2.625% to 8/19/2026, FLR (GBP Government Yield - 5yr. + 2.25%) to 8/19/2031	GBP	170,000	$ 242,601
			$14,070,169
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	890,000	$ 1,340,736
Informa PLC, 1.25%, 4/22/2028	EUR	715,000	885,113
			$2,225,849
Railroad & Shipping – 0.1%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027 (w)	EUR	1,089,000	$ 1,333,322
Real Estate – 0.2%
Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/2028	GBP	782,000	$ 1,108,088
VGP N.V., 1.5%, 4/08/2029	EUR	800,000	957,740
			$2,065,828
Real Estate - Apartment – 0.1%
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.201% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)		$647,000	$ 652,662
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$1,124,000	$ 1,097,691
Corporate Office Property LP, 2.25%, 3/15/2026		841,000	863,752
Corporate Office Property LP, 2.75%, 4/15/2031		651,000	639,544
			$2,600,987
Real Estate - Other – 0.2%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$880,000	$ 879,066
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,122,000	1,092,410
			$1,971,476
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,329,000	$ 1,463,198
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027 (w)	EUR	576,000	697,597
Regency Centers Corp., 3.7%, 6/15/2030		$992,000	1,085,188
STORE Capital Corp., 2.75%, 11/18/2030		1,928,000	1,910,228
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		419,000	452,589
			$5,608,800

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Home Depot, Inc., 3%, 4/01/2026		$999,000	$ 1,090,054
Home Depot, Inc., 2.125%, 9/15/2026		519,000	546,162
Kohl's Corp., 3.375%, 5/01/2031		959,000	985,077
			$2,621,293
Specialty Stores – 0.1%
Nordstrom, Inc., 4.25%, 8/01/2031 (n)		$597,000	$ 605,664
Supermarkets – 0.4%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	500,000	$ 708,177
Bellis Acquisition Co. PLC, 3.25%, 2/16/2026	GBP	2,015,000	2,862,470
			$3,570,647
Supranational – 0.6%
European Investment Bank, 0.05%, 1/27/2051	EUR	1,518,000	$ 1,561,248
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	520,379
West African Development Bank, 4.7%, 10/22/2031		$2,389,000	2,563,493
West African Development Bank, 2.75%, 1/22/2033	EUR	1,159,000	1,460,916
			$6,106,036
Telecommunications - Wireless – 2.2%
Altice France S.A., 5.875%, 2/01/2027	EUR	2,500,000	$ 3,253,967
American Tower Corp., REIT, 0.5%, 1/15/2028		725,000	875,057
American Tower Corp., REIT, 0.875%, 5/21/2029		325,000	398,394
American Tower Corp., REIT, 3.8%, 8/15/2029		$2,777,000	3,057,144
Cellnex Finance Co. S.A., 2%, 2/15/2033	EUR	2,700,000	3,203,225
Crown Castle International Corp., 1.35%, 7/15/2025		$558,000	563,531
Crown Castle International Corp., 3.7%, 6/15/2026		491,000	540,883
Millicom International Cellular S.A., 5.125%, 1/15/2028		720,000	754,200
Rogers Communications, Inc., 3.7%, 11/15/2049		532,000	540,536
SBA Communications Corp., 3.875%, 2/15/2027		2,775,000	2,837,437
Sprint Corp., 7.625%, 3/01/2026		3,100,000	3,766,500
T-Mobile USA, Inc., 3.5%, 4/15/2025		991,000	1,075,488
			$20,866,362
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	500,000	$ 626,071
Iliad S.A., 1.875%, 2/11/2028		500,000	601,795
			$1,227,866

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.3%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	461,000	$ 650,283
Vector Group Ltd., 10.5%, 11/01/2026 (n)		$1,930,000	2,045,800
			$2,696,083
Transportation - Services – 1.1%
Abertis Infraestructuras S.A., 1.875%, 3/26/2032	EUR	900,000	$ 1,160,995
Arena Luxembourg Finance S.à r.l., 1.875%, 2/01/2028		2,660,000	3,034,519
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$730,000	739,905
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		519,000	756,794
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	1,320,000	1,589,653
Q-Park Holding I B.V., 2%, 3/01/2027		2,900,000	3,365,051
			$10,646,917
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 2.22%, 3/01/2033		$401,890	$ 411,804
U.S. Treasury Obligations – 6.2%
U.S. Treasury Bonds, 3%, 2/15/2048		$2,420,000	$ 2,767,969
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		6,174,000	6,279,633
U.S. Treasury Notes, 0.25%, 6/30/2025		14,185,000	13,991,619
U.S. Treasury Notes, 1.25%, 3/31/2028		18,758,200	18,772,855
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		20,268,000	16,828,774
			$58,640,850
Utilities - Electric Power – 2.4%
Adani Transmission Ltd., 4.25%, 5/21/2036		$1,254,500	$ 1,297,452
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		2,545,000	2,462,287
ContourGlobal Power Holdings S.A., 2.75%, 1/01/2026	EUR	1,400,000	1,725,617
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028		679,000	836,763
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$505,000	546,313
Enel S.p.A., 1.875%, 9/08/2169	EUR	880,000	1,044,363
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2170		1,040,000	1,319,455
Energuate Trust, 5.875%, 5/03/2027		$1,500,000	1,563,765
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		1,020,000	1,111,555
ENGIE Energía Chile S.A., 4.5%, 1/29/2025		600,000	653,856
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,626,600
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)		900,000	967,500
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029		1,700,000	1,689,375
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		2,319,000	2,522,144
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		598,000	586,816

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033	$886,700	$ 1,006,848
Virginia Electric & Power Co., 3.5%, 3/15/2027	591,000	656,034
WEC Energy Group, Inc., 1.8%, 10/15/2030	1,145,000	1,084,862
		$22,701,605
Total Bonds (Identified Cost, $911,726,107)		$ 928,014,909
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.03% (v) (Identified Cost, $22,911,542)	22,911,588	$ 22,911,588

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.3%
Market Index Securities – 0.3%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022 (Premiums Paid, $666,050)	Put	Merrill Lynch International	$ 77,000,000	$ 77,000,000	$2,833,086

Other Assets, Less Liabilities – (0.0)%	(413,639)
Net Assets – 100.0%	$953,345,944

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,911,588 and $930,847,995, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $204,132,071, representing 21.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.95% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/20	$714,500	$724,771
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 5/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	9,262,269	USD	7,545,502	JPMorgan Chase Bank N.A.	6/16/2021	$128,107
CLP	5,902,417,000	USD	8,077,757	Barclays Bank PLC	9/27/2021	84,920
CNH	25,000,000	USD	3,829,548	JPMorgan Chase Bank N.A.	7/16/2021	81,937
EUR	3,000,000	USD	3,671,550	Citibank N.A.	7/16/2021	138
EUR	835,500	USD	1,020,004	JPMorgan Chase Bank N.A.	7/16/2021	2,561
EUR	2,379,199	USD	2,903,913	Merrill Lynch International	7/16/2021	7,979
GBP	6,830,000	USD	9,693,614	Credit Suisse Group	7/16/2021	10,241
GBP	294,846	USD	409,478	Goldman Sachs International	6/16/2021	9,415
GBP	9,049,556	USD	12,530,060	JPMorgan Chase Bank N.A.	6/16/2021	326,809
GBP	860,844	USD	1,222,786	Morgan Stanley Capital Services, Inc.	7/16/2021	275
KRW	2,683,383,000	USD	2,364,214	Barclays Bank PLC	6/01/2021	50,963
KRW	2,683,383,000	USD	2,400,421	Barclays Bank PLC	8/17/2021	15,198
KRW	2,981,225,000	USD	2,632,683	Citibank N.A.	6/01/2021	50,567
KRW	6,421,265,000	USD	5,707,411	Citibank N.A.	8/17/2021	73,102
KRW	7,121,945,300	USD	6,369,685	JPMorgan Chase Bank N.A.	7/08/2021	41,055
KRW	4,596,315,000	USD	4,064,514	JPMorgan Chase Bank N.A.	8/17/2021	73,153
NZD	17,789,067	USD	12,896,380	JPMorgan Chase Bank N.A.	6/16/2021	50,944
NZD	162,998	USD	116,079	State Street Bank Corp.	7/16/2021	2,545
RUB	90,734,000	USD	1,221,924	Goldman Sachs International	7/30/2021	3,466
SEK	112,098,000	USD	13,410,164	JPMorgan Chase Bank N.A.	6/16/2021	113,996
SEK	37,959,000	USD	4,569,669	JPMorgan Chase Bank N.A.	7/16/2021	11,049
TOF	126,785,000	USD	4,051,934	JPMorgan Chase Bank N.A.	6/01/2021	11,688
USD	35,798,877	AUD	46,124,847	JPMorgan Chase Bank N.A.	6/16/2021	100,352
USD	671,311	AUD	865,904	State Street Bank Corp.	7/16/2021	1,052
USD	9,169,219	BRL	48,195,247	JPMorgan Chase Bank N.A.	8/03/2021	24,981
USD	765,437	COP	2,783,543,000	Citibank N.A.	6/08/2021	15,014
USD	3,671,383	EUR	2,995,879	Deutsche Bank AG	7/16/2021	4,738
USD	6,151,074	EUR	5,028,275	JPMorgan Chase Bank N.A.	6/16/2021	601
USD	35,118,592	JPY	3,829,087,294	JPMorgan Chase Bank N.A.	6/16/2021	142,939
						$1,439,785
Liability Derivatives
AUD	8,158,220	USD	6,332,848	JPMorgan Chase Bank N.A.	6/16/2021	$(18,758)
BRL	48,195,247	USD	9,222,558	JPMorgan Chase Bank N.A.	6/04/2021	(25,869)
CAD	11,101,000	USD	9,209,592	Goldman Sachs International	7/16/2021	(12,967)
CAD	3,696,712	USD	3,067,268	JPMorgan Chase Bank N.A.	6/16/2021	(4,615)
CLP	3,146,610,000	USD	4,505,455	Barclays Bank PLC	8/13/2021	(152,316)
CLP	550,000,000	USD	767,299	Citibank N.A.	6/22/2021	(6,082)
CLP	278,537,000	USD	399,881	JPMorgan Chase Bank N.A.	6/22/2021	(14,377)
COP	2,783,543,000	USD	756,028	Citibank N.A.	6/08/2021	(5,604)
JPY	49,676,375	USD	455,486	Morgan Stanley Capital Services, Inc.	7/16/2021	(1,625)
NOK	13,000,000	USD	1,566,872	BNP Paribas S.A.	7/16/2021	(3,414)

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
NOK	221,948,010	USD	26,777,266	Goldman Sachs International	6/16/2021	$(85,879)
TRY	644,000	USD	74,910	JPMorgan Chase Bank N.A.	7/16/2021	(841)
USD	971,304	BRL	5,103,728	Citibank N.A.	6/04/2021	(2,597)
USD	7,720,557	BRL	43,091,519	Goldman Sachs International	6/04/2021	(502,231)
USD	869,243	CAD	1,066,768	Goldman Sachs International	6/16/2021	(14,553)
USD	12,467,394	CAD	15,304,000	JPMorgan Chase Bank N.A.	6/16/2021	(211,671)
USD	6,393,614	CNH	41,609,000	JPMorgan Chase Bank N.A.	6/16/2021	(128,927)
USD	3,836,250	CNH	25,000,000	JPMorgan Chase Bank N.A.	7/16/2021	(75,235)
USD	109,488,465	EUR	90,727,488	Goldman Sachs International	6/16/2021	(1,487,348)
USD	3,294,587	EUR	2,699,308	Goldman Sachs International	7/16/2021	(9,086)
USD	1,081,376	EUR	886,000	HSBC Bank	7/16/2021	(2,996)
USD	156,747,541	EUR	129,836,977	JPMorgan Chase Bank N.A.	6/16/2021	(2,179,223)
USD	1,033,643	EUR	846,734	JPMorgan Chase Bank N.A.	7/16/2021	(2,671)
USD	7,579,217	EUR	6,216,671	State Street Bank Corp.	7/16/2021	(29,342)
USD	1,896,337	EUR	1,554,000	UBS AG	6/08/2021	(4,185)
USD	1,094,642	GBP	798,198	Barclays Bank PLC	7/16/2021	(39,413)
USD	466,867	GBP	330,000	Citibank N.A.	7/16/2021	(1,987)
USD	22,254,416	GBP	16,000,000	Goldman Sachs International	6/16/2021	(477,076)
USD	579,003	GBP	409,416	Goldman Sachs International	7/16/2021	(2,684)
USD	42,637,056	GBP	29,589,526	JPMorgan Chase Bank N.A.	6/16/2021	(755,083)
USD	2,399,992	KRW	2,683,383,000	Barclays Bank PLC	6/01/2021	(15,186)
USD	4,613,922	KRW	5,206,811,000	Barclays Bank PLC	8/17/2021	(73,322)
USD	2,666,808	KRW	2,981,225,000	Citibank N.A.	6/01/2021	(16,442)
USD	1,730,349	MXN	35,403,000	Goldman Sachs International	7/16/2021	(37,598)
USD	14,752,180	MXN	300,163,865	JPMorgan Chase Bank N.A.	6/16/2021	(288,306)
USD	11,802,167	NZD	16,392,172	JPMorgan Chase Bank N.A.	6/16/2021	(128,462)
USD	1,076,472	NZD	1,500,000	Merrill Lynch International	7/16/2021	(15,171)
USD	1,203,785	RUB	90,733,000	Morgan Stanley Capital Services, Inc.	6/16/2021	(29,415)
USD	4,441,889	SEK	37,411,000	Goldman Sachs International	6/16/2021	(71,593)
USD	13,893,330	SEK	117,428,506	JPMorgan Chase Bank N.A.	6/16/2021	(273,933)
USD	4,038,125	TOF	126,785,000	JPMorgan Chase Bank N.A.	6/01/2021	(25,497)
USD	858,478	TOF	27,000,000	JPMorgan Chase Bank N.A.	6/21/2021	(6,403)
USD	13,621,872	TOF	427,863,000	JPMorgan Chase Bank N.A.	7/21/2021	(71,863)
USD	4,042,567	TOF	126,785,000	JPMorgan Chase Bank N.A.	8/02/2021	(14,142)
USD	9,304,216	TWD	257,122,000	Barclays Bank PLC	8/24/2021	(13,211)
USD	8,180,310	ZAR	119,836,534	State Street Bank Corp.	7/16/2021	(485,898)
						$(7,825,097)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	381	$79,176,041	June – 2021	$728,560
Euro-Buxl 30 yr	Short	EUR	32	7,884,937	June – 2021	135,899
U.S. Treasury Note 2 yr	Long	USD	279	61,584,891	September – 2021	6,325
						$870,784
Liability Derivatives
Interest Rate Futures
Canada Bond 10 yr	Short	CAD	62	$7,405,070	September – 2021	$(17,671)
Euro-Bobl 5 yr	Long	EUR	165	27,182,488	June – 2021	(80,187)
U.S. Treasury Bond	Long	USD	24	3,756,750	September – 2021	(4,234)
U.S. Treasury Note 10 yr	Long	USD	45	5,937,187	September – 2021	(2,460)
U.S. Treasury Note 5 yr	Short	USD	591	73,196,273	September – 2021	(47,240)
U.S. Treasury Ultra Bond	Long	USD	106	19,636,500	September – 2021	(398)
U.S. Treasury Ultra Note 10 yr	Long	USD	31	4,493,547	September – 2021	(11,007)
						$(163,197)
At May 31, 2021, the fund had cash collateral of $5,349,000 and other liquid securities with an aggregate value of $2,351,379 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 5/31/21 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $912,392,157)	$930,847,995
Investments in affiliated issuers, at value (identified cost, $22,911,542)	22,911,588
Cash	62,924
Foreign currency, at value (identified cost, $2,901,319)	2,909,408
Restricted cash for
Forward foreign currency exchange contracts	5,349,000
Receivables for
Forward foreign currency exchange contracts	1,439,785
Investments sold	3,987,073
TBA sale commitments	9,170,559
Fund shares sold	4,508,428
Interest	8,184,309
Other assets	55,343
Total assets	$989,426,412
Liabilities
Payables for
Distributions	$75,528
Forward foreign currency exchange contracts	7,825,097
Net daily variation margin on open futures contracts	24,398
Investments purchased	7,071,165
TBA purchase commitments	9,180,145
Fund shares reacquired	28,890
When-issued investments purchased	11,588,679
Payable to affiliates
Investment adviser	31,689
Administrative services fee	1,842
Shareholder servicing costs	179,932
Distribution and service fees	1,045
Accrued expenses and other liabilities	72,058
Total liabilities	$36,080,468
Net assets	$953,345,944
Net assets consist of
Paid-in capital	$926,724,634
Total distributable earnings (loss)	26,621,310
Net assets	$953,345,944
Shares of beneficial interest outstanding	101,759,540

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$21,339,020	2,265,281	$9.42
Class B	313,796	33,487	9.37
Class C	915,169	97,658	9.37
Class I	11,511,560	1,227,609	9.38
Class R1	586,635	62,593	9.37
Class R2	684,341	73,036	9.37
Class R3	572,851	61,120	9.37
Class R4	218,716	23,324	9.38
Class R6	917,203,856	97,915,432	9.37

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.84 [100 / 95.75 x $9.42]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 5/31/21 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$9,639,199
Dividends from affiliated issuers	22,560
Foreign taxes withheld	(4,715)
Total investment income	$9,657,044
Expenses
Management fee	$2,451,195
Distribution and service fees	38,085
Shareholder servicing costs	363,408
Administrative services fee	57,851
Independent Trustees' compensation	6,889
Custodian fee	63,469
Shareholder communications	10,590
Audit and tax fees	36,691
Legal fees	2,623
Miscellaneous	102,440
Total expenses	$3,133,241
Fees paid indirectly	(1,111)
Reduction of expenses by investment adviser and distributor	(226,129)
Net expenses	$2,906,001
Net investment income (loss)	$6,751,043

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$11,902,894
Affiliated issuers	222
Written options	292,032
Futures contracts	5,334,856
Swap agreements	(6,528)
Forward foreign currency exchange contracts	(2,381,554)
Foreign currency	(220,986)
Net realized gain (loss)	$14,920,936
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(25,466,979)
Affiliated issuers	(223)
Futures contracts	1,385,977
Forward foreign currency exchange contracts	(7,052,420)
Translation of assets and liabilities in foreign currencies	41,756
Net unrealized gain (loss)	$(31,091,889)
Net realized and unrealized gain (loss)	$(16,170,953)
Change in net assets from operations	$(9,419,910)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20
Change in net assets
From operations
Net investment income (loss)	$6,751,043	$9,793,561
Net realized gain (loss)	14,920,936	22,325,688
Net unrealized gain (loss)	(31,091,889)	30,021,147
Change in net assets from operations	$(9,419,910)	$62,140,396
Total distributions to shareholders	$(23,274,305)	$(13,008,507)
Change in net assets from fund share transactions	$223,723,079	$61,709,862
Total change in net assets	$191,028,864	$110,841,751
Net assets
At beginning of period	762,317,080	651,475,329
At end of period	$953,345,944	$762,317,080
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.82	$9.11	$8.44	$8.97	$8.53	$8.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.16	$0.15	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.19)	0.75	0.67	(0.52)	0.44	0.14
Total from investment operations	$(0.13)	$0.85	$0.83	$(0.37)	$0.56	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.13)	$(0.16)	$(0.16)	$(0.12)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.11)
Total distributions declared to shareholders	$(0.27)	$(0.14)	$(0.16)	$(0.16)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$9.42	$9.82	$9.11	$8.44	$8.97	$8.53
Total return (%) (r)(s)(t)(x)	(1.38)(n)	9.55	9.91	(4.16)	6.60	3.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.10	1.13	1.13	1.16	1.18
Expenses after expense reductions (f)	1.02(a)	1.04	1.05	1.05	1.05	1.05
Net investment income (loss)	1.30(a)	1.13	1.78	1.72	1.40	1.45
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$21,339	$19,934	$16,487	$14,062	$12,104	$12,306
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.06	$8.40	$8.92	$8.48	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.09	$0.08	$0.06	$0.06
Net realized and unrealized gain (loss)	(0.20)	0.74	0.67	(0.51)	0.43	0.13
Total from investment operations	$(0.17)	$0.78	$0.76	$(0.43)	$0.49	$0.19
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.06)	$(0.10)	$(0.09)	$(0.05)	$—
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.05)
Total distributions declared to shareholders	$(0.23)	$(0.07)	$(0.10)	$(0.09)	$(0.05)	$(0.05)
Net asset value, end of period (x)	$9.37	$9.77	$9.06	$8.40	$8.92	$8.48
Total return (%) (r)(s)(t)(x)	(1.77)(n)	8.78	9.01	(4.80)	5.84	2.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83(a)	1.86	1.88	1.89	1.92	1.94
Expenses after expense reductions (f)	1.77(a)	1.79	1.80	1.80	1.80	1.80
Net investment income (loss)	0.54(a)	0.42	1.04	0.97	0.66	0.72
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$314	$373	$605	$712	$956	$1,103
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.06	$8.40	$8.92	$8.48	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.04	$0.09	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss)	(0.20)	0.74	0.67	(0.52)	0.43	0.13
Total from investment operations	$(0.17)	$0.78	$0.76	$(0.43)	$0.49	$0.19
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.06)	$(0.10)	$(0.09)	$(0.05)	$—
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.05)
Total distributions declared to shareholders	$(0.23)	$(0.07)	$(0.10)	$(0.09)	$(0.05)	$(0.05)
Net asset value, end of period (x)	$9.37	$9.77	$9.06	$8.40	$8.92	$8.48
Total return (%) (r)(s)(t)(x)	(1.77)(n)	8.78	9.01	(4.80)	5.84	2.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83(a)	1.86	1.88	1.88	1.92	1.94
Expenses after expense reductions (f)	1.77(a)	1.79	1.80	1.80	1.80	1.80
Net investment income (loss)	0.54(a)	0.44	1.04	0.97	0.66	0.71
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$915	$1,353	$2,229	$2,332	$2,086	$2,192
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.78	$9.07	$8.41	$8.93	$8.48	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.18	$0.17	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.19)	0.76	0.66	(0.51)	0.45	0.13
Total from investment operations	$(0.12)	$0.88	$0.84	$(0.34)	$0.59	$0.28
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.16)	$(0.18)	$(0.18)	$(0.14)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.13)
Total distributions declared to shareholders	$(0.28)	$(0.17)	$(0.18)	$(0.18)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$9.38	$9.78	$9.07	$8.41	$8.93	$8.48
Total return (%) (r)(s)(t)(x)	(1.27)(n)	9.86	10.09	(3.83)	7.02	3.32
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82(a)	0.85	0.88	0.89	0.92	0.91
Expenses after expense reductions (f)	0.77(a)	0.79	0.80	0.80	0.80	0.80
Net investment income (loss)	1.54(a)	1.30	2.05	1.98	1.64	1.69
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$11,512	$9,731	$862	$1,160	$1,521	$3,151
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.07	$8.40	$8.93	$8.48	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.09	$0.09	$0.06	$0.06
Net realized and unrealized gain (loss)	(0.20)	0.75	0.68	(0.53)	0.44	0.13
Total from investment operations	$(0.17)	$0.78	$0.77	$(0.44)	$0.50	$0.19
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$(0.10)	$(0.09)	$(0.05)	$—
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.05)
Total distributions declared to shareholders	$(0.23)	$(0.08)	$(0.10)	$(0.09)	$(0.05)	$(0.05)
Net asset value, end of period (x)	$9.37	$9.77	$9.07	$8.40	$8.93	$8.48
Total return (%) (r)(s)(t)(x)	(1.77)(n)	8.66	9.13	(4.90)	5.96	2.30
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.82(a)	1.85	1.88	1.88	1.92	1.94
Expenses after expense reductions (f)	1.77(a)	1.79	1.80	1.80	1.80	1.80
Net investment income (loss)	0.55(a)	0.33	1.03	0.99	0.66	0.71
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$587	$494	$243	$214	$75	$69
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.06	$8.39	$8.92	$8.48	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.14	$0.13	$0.10	$0.11
Net realized and unrealized gain (loss)	(0.19)	0.76	0.67	(0.52)	0.44	0.13
Total from investment operations	$(0.14)	$0.83	$0.81	$(0.39)	$0.54	$0.24
Less distributions declared to shareholders
From net investment income	$(0.10)	$(0.11)	$(0.14)	$(0.14)	$(0.10)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.09)
Total distributions declared to shareholders	$(0.26)	$(0.12)	$(0.14)	$(0.14)	$(0.10)	$(0.10)
Net asset value, end of period (x)	$9.37	$9.77	$9.06	$8.39	$8.92	$8.48
Total return (%) (r)(s)(t)(x)	(1.52)(n)	9.32	9.68	(4.43)	6.37	2.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33(a)	1.35	1.38	1.39	1.41	1.44
Expenses after expense reductions (f)	1.27(a)	1.29	1.30	1.30	1.30	1.30
Net investment income (loss)	1.06(a)	0.79	1.53	1.47	1.14	1.22
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$684	$621	$240	$208	$268	$69
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.07	$8.40	$8.93	$8.49	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.10	$0.16	$0.15	$0.12	$0.13
Net realized and unrealized gain (loss)	(0.19)	0.75	0.67	(0.52)	0.44	0.14
Total from investment operations	$(0.13)	$0.85	$0.83	$(0.37)	$0.56	$0.27
Less distributions declared to shareholders
From net investment income	$(0.11)	$(0.14)	$(0.16)	$(0.16)	$(0.12)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.11)
Total distributions declared to shareholders	$(0.27)	$(0.15)	$(0.16)	$(0.16)	$(0.12)	$(0.12)
Net asset value, end of period (x)	$9.37	$9.77	$9.07	$8.40	$8.93	$8.49
Total return (%) (r)(s)(t)(x)	(1.40)(n)	9.47	9.94	(4.18)	6.63	3.19
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08(a)	1.10	1.13	1.14	1.16	1.19
Expenses after expense reductions (f)	1.02(a)	1.04	1.05	1.05	1.05	1.05
Net investment income (loss)	1.31(a)	1.02	1.80	1.73	1.41	1.46
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$573	$510	$60	$71	$88	$82
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.77	$9.07	$8.40	$8.93	$8.49	$8.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.12	$0.18	$0.17	$0.14	$0.15
Net realized and unrealized gain (loss)	(0.18)	0.75	0.67	(0.52)	0.44	0.14
Total from investment operations	$(0.11)	$0.87	$0.85	$(0.35)	$0.58	$0.29
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.16)	$(0.18)	$(0.18)	$(0.14)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.13)
Total distributions declared to shareholders	$(0.28)	$(0.17)	$(0.18)	$(0.18)	$(0.14)	$(0.14)
Net asset value, end of period (x)	$9.38	$9.77	$9.07	$8.40	$8.93	$8.49
Total return (%) (r)(s)(t)(x)	(1.17)(n)	9.74	10.22	(3.95)	6.89	3.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83(a)	0.84	0.88	0.88	0.91	0.94
Expenses after expense reductions (f)	0.77(a)	0.79	0.80	0.80	0.80	0.80
Net investment income (loss)	1.55(a)	1.33	2.03	1.96	1.66	1.72
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$219	$557	$77	$53	$55	$51
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	5/31/21 (unaudited)	11/30/20	11/30/19	11/30/18	11/30/17	11/30/16
Net asset value, beginning of period	$9.76	$9.06	$8.39	$8.92	$8.48	$8.33
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.13	$0.19	$0.18	$0.16	$0.16
Net realized and unrealized gain (loss)	(0.18)	0.75	0.67	(0.52)	0.43	0.14
Total from investment operations	$(0.10)	$0.88	$0.86	$(0.34)	$0.59	$0.30
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.17)	$(0.19)	$(0.19)	$(0.15)	$(0.01)
From net realized gain	(0.16)	(0.01)	—	—	—	—
From tax return of capital	—	—	—	—	(0.00)(w)	(0.14)
Total distributions declared to shareholders	$(0.29)	$(0.18)	$(0.19)	$(0.19)	$(0.15)	$(0.15)
Net asset value, end of period (x)	$9.37	$9.76	$9.06	$8.39	$8.92	$8.48
Total return (%) (r)(s)(t)(x)	(1.13)(n)	9.84	10.33	(3.84)	7.03	3.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.74(a)	0.77	0.78	0.78	0.79	0.80
Expenses after expense reductions (f)	0.69(a)	0.71	0.70	0.69	0.67	0.67
Net investment income (loss)	1.64(a)	1.46	2.13	2.07	1.78	1.85
Portfolio turnover	135(n)	210	126	108	50	56
Net assets at end of period (000 omitted)	$917,204	$728,743	$630,673	$601,381	$634,630	$599,806

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Opportunistic Bond Fund (the fund) (formerly MFS Global Bond Fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At May 31, 2021, the fund did not have more than 25% of its assets invested in any one industry.
In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief for certain reference rate-related contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Management is still evaluating the impact of ASU 2020-04 on the fund's accounting for investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across

Notes to Financial Statements (unaudited) - continued
transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service.
Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service.
Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where

Notes to Financial Statements (unaudited) - continued
trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of May 31, 2021 in valuing the fund's assets or liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$61,885,740	$—	$61,885,740
Non - U.S. Sovereign Debt	—	388,311,611	—	388,311,611
Municipal Bonds	—	4,646,518	—	4,646,518
U.S. Corporate Bonds	—	213,473,813	—	213,473,813
Residential Mortgage-Backed Securities	—	22,477,548	—	22,477,548
Commercial Mortgage-Backed Securities	—	29,564,284	—	29,564,284
Asset-Backed Securities (including CDOs)	—	20,274,979	—	20,274,979
Foreign Bonds	—	190,213,502	—	190,213,502
Mutual Funds	22,911,588	—	—	22,911,588
Total	$22,911,588	$930,847,995	$—	$953,759,583
Other Financial Instruments
Futures Contracts – Assets	$734,885	$135,899	$—	$870,784
Futures Contracts – Liabilities	(65,339)	(97,858)	—	(163,197)
Forward Foreign Currency Exchange Contracts – Assets	—	1,439,785	—	1,439,785
Forward Foreign Currency Exchange Contracts – Liabilities	—	(7,825,097)	—	(7,825,097)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$870,784	$163,197
Interest Rate	Purchased Interest Rate Options	2,833,086	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,439,785	7,825,097
Total		$5,143,655	$7,988,294
(a)	The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$5,334,856	$ —	$ —	$ —	$ —
Foreign Exchange	—	—	(2,381,554)	—	—
Credit	—	(6,528)	—	(710,574)	292,032
Total	$5,334,856	$(6,528)	$(2,381,554)	$(710,574)	$292,032

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended May 31, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,385,977	$ —	$ —
Foreign Exchange	—	(7,052,420)	—
Interest Rate	—	—	2,049,712
Total	$1,385,977	$(7,052,420)	$2,049,712
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of May 31, 2021:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$24,398
Forward Foreign Currency Exchange Contracts	1,439,785	7,825,097
Purchased Options	2,833,086	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$4,272,871	$7,849,494
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	24,398
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,272,871	$7,825,098
(a) The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the fund's Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund's Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at May 31, 2021:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$151,081	$(151,081)	$—	$—	$—
Citibank N.A.	138,820	(32,712)	—	—	106,108
Credit Suisse Group	10,241	—	—	—	10,241
Deutsche Bank AG	4,738	—	—	—	4,738
Goldman Sachs International	12,881	(12,881)	—	—	—
JPMorgan Chase Bank N.A.	1,110,173	(1,110,173)	—	—	—
Merrill Lynch International	2,841,065	(15,171)	—	(2,790,000)	35,894
Morgan Stanley Capital Services, Inc.	275	(275)	—	—	—
State Street Bank Corp.	3,597	(3,597)	—	—	—
Total	$4,272,871	$(1,325,890)	$—	$(2,790,000)	$156,981

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at May 31, 2021:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(293,446)	151,081	—	—	$(142,365)
BNP Paribas S.A.	(3,414)	—	—	—	(3,414)
Citibank N.A.	(32,712)	32,712	—	—	—
Goldman Sachs International	(2,701,015)	12,881	—	2,340,000	(348,134)
HSBC Bank	(2,996)	—	—	—	(2,996)
JPMorgan Chase Bank N.A.	(4,225,879)	1,110,173	—	2,679,000	(436,706)
Merrill Lynch International	(15,171)	15,171	—	—	—
Morgan Stanley Capital Services, Inc.	(31,040)	275	—	—	(30,765)
State Street Bank Corp.	(515,239)	3,597	—	—	(511,642)
UBS AG	(4,185)	—	—	—	(4,185)
Total	$(7,825,097)	$4,272,871		$$5,019,000	$(1,480,207)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

Notes to Financial Statements (unaudited) - continued
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or

Notes to Financial Statements (unaudited) - continued
received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical

Notes to Financial Statements (unaudited) - continued
settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At May 31, 2021, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Notes to Financial Statements (unaudited) - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) - continued
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2021, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and straddle loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 11/30/20
Ordinary income (including any short-term capital gains)	$13,008,507

Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 5/31/21
Cost of investments	$936,380,216
Gross appreciation	22,554,087
Gross depreciation	(5,174,720)
Net unrealized appreciation (depreciation)	$ 17,379,367
As of 11/30/20
Undistributed ordinary income	14,887,353
Undistributed long-term capital gain	4,598,953
Other temporary differences	(713,559)
Net unrealized appreciation (depreciation)	40,542,778
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 5/31/21	Year ended 11/30/20
Class A	$567,302	$278,662
Class B	8,744	4,614
Class C	31,044	19,884
Class I	307,657	96,024
Class R1	13,151	2,310
Class R2	16,470	4,484
Class R3	14,292	3,712
Class R4	15,916	1,739
Class R6	22,299,729	12,597,078
Total	$23,274,305	$13,008,507
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. For the period from December 1, 2020 through April 30, 2021, the management fee was computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.55%

Notes to Financial Statements (unaudited) - continued
Effective May 1, 2021, the management fee is computed daily and paid monthly at the following annual rates based on the fund’s average daily net assets.
Up to $1 billion	0.55%
In excess of $1 billion and up to $2.5 billion	0.45%
In excess of $2.5 billion	0.425%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended May 31, 2021, this management fee reduction amounted to $48,557, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.
For the period from December 1, 2020 through April 30, 2021, the investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total fund operating expenses did not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.03%	1.78%	1.78%	0.78%	1.78%	1.28%	1.03%	0.78%	0.72%
This written agreement terminated on April 30, 2021. For the period from December 1, 2020 to April 30, 2021, this reduction amounted to $141,185, which is included in the reduction of total expenses in the Statement of Operations.
Effective May 1, 2021, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.97%	1.72%	1.72%	0.72%	1.72%	1.22%	0.97%	0.72%	0.64%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2023. For the period from May 1, 2021 through May 31, 2021, this reduction amounted to $36,381, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $591 for the six months ended May 31, 2021, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 26,007
Class B	0.75%	0.25%	1.00%	1.00%	1,707
Class C	0.75%	0.25%	1.00%	1.00%	5,224
Class R1	0.75%	0.25%	1.00%	1.00%	2,804
Class R2	0.25%	0.25%	0.50%	0.50%	1,649
Class R3	—	0.25%	0.25%	0.25%	694
Total Distribution and Service Fees					$38,085
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2021 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended May 31, 2021, this rebate amounted to $5 and $1 for Class A and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2021, were as follows:
Amount
Class A	$1,746
Class B	2
Class C	591
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended May 31, 2021, the fee was $7,051, which equated to 0.0017% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended May 31, 2021, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $20,306.
Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds' transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended May 31, 2021, these costs for the fund amounted to $336,051 and are included in “Shareholder servicing costs” in the Statement of Operations. On or about September 30, 2021, the fund will no longer participate in this Special Servicing Agreement.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2021 was equivalent to an annual effective rate of 0.0139% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended May 31, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $149,905 and $14,929,684, respectively. The sales transactions resulted in net realized gains (losses) of $506,613.

Notes to Financial Statements (unaudited) - continued
(4) Portfolio Securities
For the six months ended May 31, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$313,141,061	$336,461,829
Non-U.S. Government securities	965,029,618	735,725,298
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 5/31/21		Year ended 11/30/20
	Shares	Amount	Shares	Amount
Shares sold
Class A	459,154	$4,405,544	720,562	$6,727,365
Class B	4,351	41,051	1,420	12,907
Class C	10,413	100,539	126,775	1,158,552
Class I	682,057	6,457,648	1,027,828	9,469,145
Class R1	11,253	108,589	24,404	228,310
Class R2	10,874	104,177	64,883	603,936
Class R3	14,865	142,796	46,276	426,351
Class R4	1,348	12,876	50,052	483,635
Class R6	21,373,013	201,195,839	13,818,424	128,450,718
	22,567,328	$212,569,059	15,880,624	$147,560,919
Shares issued to shareholders in reinvestment of distributions
Class A	57,421	$558,076	29,827	$275,932
Class B	899	8,727	505	4,602
Class C	3,032	29,461	1,925	17,517
Class I	31,431	303,701	10,295	95,615
Class R1	1,355	13,151	252	2,310
Class R2	1,702	16,470	482	4,484
Class R3	1,479	14,292	398	3,712
Class R4	1,607	15,564	187	1,739
Class R6	2,291,211	22,121,123	1,365,196	12,580,497
	2,390,137	$23,080,565	1,409,067	$12,986,408

Notes to Financial Statements (unaudited) - continued
	Six months ended 5/31/21		Year ended 11/30/20
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(281,525)	$(2,699,700)	(530,272)	$(4,917,376)
Class B	(9,966)	(94,990)	(30,457)	(277,560)
Class C	(54,309)	(522,630)	(236,183)	(2,173,737)
Class I	(481,412)	(4,535,723)	(137,652)	(1,269,314)
Class R1	(586)	(5,617)	(857)	(8,126)
Class R2	(3,161)	(30,373)	(28,200)	(268,638)
Class R3	(7,383)	(70,792)	(1,143)	(10,722)
Class R4	(36,688)	(345,459)	(1,634)	(15,558)
Class R6	(379,552)	(3,621,261)	(10,178,527)	(89,896,434)
	(1,254,582)	$(11,926,545)	(11,144,925)	$(98,837,465)
Net change
Class A	235,050	$2,263,920	220,117	$2,085,921
Class B	(4,716)	(45,212)	(28,532)	(260,051)
Class C	(40,864)	(392,630)	(107,483)	(997,668)
Class I	232,076	2,225,626	900,471	8,295,446
Class R1	12,022	116,123	23,799	222,494
Class R2	9,415	90,274	37,165	339,782
Class R3	8,961	86,296	45,531	419,341
Class R4	(33,733)	(317,019)	48,605	469,816
Class R6	23,284,672	219,695,701	5,005,093	51,134,781
	23,702,883	$223,723,079	6,144,766	$61,709,862
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2020 Fund, and the Lifetime 2035 Fund were the owners of record of approximately 36%, 24%, 13%, 4%, 4%, 3%, 2%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund and the MFS Lifetime 2045 were the owner of record of less than 1% of the value of outstanding voting shares of the fund.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs.

Notes to Financial Statements (unaudited) - continued
Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended May 31, 2021, the fund’s commitment fee and interest expense were $1,610 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$49,377,293	$588,938,392	$615,404,096	$222	$(223)	$22,911,588

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$22,560	$—
(8) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Global Opportunistic Bond Fund, a series of the Registrant, is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 16, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2021

*	Print name and title of each signing officer under his or her signature.